Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$431,554.96

Principal:
Principal Collections	$7,653,953.35
Prepayments in Full	$2,690,632.15
Liquidation Proceeds	$68,879.78
Recoveries	$69,560.63
Sub Total	$10,483,025.91
Collections	$10,914,580.87

Purchase Amounts:
Purchase Amounts Related to Principal	$350,225.89
Purchase Amounts Related to Interest	$2,160.55
Sub Total	$352,386.44

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,266,967.31

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$11,266,967.31
Servicing Fee	$99,782.83	$99,782.83	$0.00	$0.00	$11,167,184.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,167,184.48
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,167,184.48
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,167,184.48
Interest - Class A-4 Notes	$18,466.94	$18,466.94	$0.00	$0.00	$11,148,717.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,148,717.54
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$11,062,336.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,062,336.37
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$10,999,526.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,999,526.62
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$10,918,803.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,918,803.62
Regular Principal Payment	$9,640,890.30	$9,640,890.30	$0.00	$0.00	$1,277,913.32
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,277,913.32
Residuel Released to Depositor	$0.00	$1,277,913.32	$0.00	$0.00	$0.00
Total		$11,266,967.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,640,890.30
Total					$9,640,890.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,640,890.30	$49.99	$18,466.94	$0.10	$9,659,357.24	$50.09
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$9,640,890.30	$6.95	$248,380.86	$0.18	$9,889,271.16	$7.13

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$14,025,527.06	0.0727314	$4,384,636.76	0.0227372
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$109,255,527.06	0.0787274	$99,614,636.76	0.0717804

Pool Information
Weighted Average APR	4.293%	4.319%
Weighted Average Remaining Term	18.14	17.40
Number of Receivables Outstanding	17,446	16,822
Pool Balance	$119,739,397.60	$108,945,860.10
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$109,255,527.06	$99,614,636.76
Pool Factor	0.0778374	0.0708210

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$9,331,223.34
Targeted Overcollateralization Amount	$9,331,223.34
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,331,223.34

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	49

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		60	$29,846.33
(Recoveries)		146	$69,560.63
Net Losses for Current Collection Period			$(39,714.30)
Cumulative Net Losses Last Collection Period			$12,032,142.54
Cumulative Net Losses for all Collection Periods			$11,992,428.24

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.40)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.00%	488	$4,357,311.41
61-90 Days Delinquent	0.37%	44	$401,603.11
91-120 Days Delinquent	0.11%	12	$115,340.17
Over 120 Days Delinquent	1.14%	111	$1,238,015.85
Total Delinquent Receivables	5.61%	655	$6,112,270.54

Repossession Inventory:
Repossessed in the Current Collection Period		11	$103,628.47
Total Repossessed Inventory		13	$133,828.05

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2142%
Preceding Collection Period			0.1166%
Current Collection Period			(0.4168)%
Three Month Average			(0.0286)%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8960%
Preceding Collection Period			0.9343%
Current Collection Period			0.9927%
Three Month Average			0.9410%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer